Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Future Net Cash Flow [Abstract]
Beginning of year	$ 7,102	$ 9,055	$ 2,133
Sales and transfers, net of production costs	(1,819)	(3,173)	(850)
Net change in sales and transfer prices, net of future production costs	(1,624)	(2,862)	3,396
Changes in reserves and production rates (timing)	(1,390)	(574)	5,013
Net changes for extensions, discoveries and improved recovery	2,782	4,722	3,329
Changes in estimated future development and abandonment costs	(3,734)	(3,481)	(1,946)
Development costs incurred during the year that reduced future development costs	1,996	1,439	990
Accretion of discount	984	806	241
Net change in income taxes	211	1,148	(3,255)
Others	(1)	22	4
End of year	$ 4,507	$ 7,102	$ 9,055